United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—76.8%
		Federal Home Loan Mortgage Corporation—29.7%
3,970,897		3.000%, 4/1/2022 - 1/1/2043	$4,002,315
14,667,045		3.500%, 11/1/2025 - 7/1/2042	15,147,628
9,006,045		4.000%, 7/1/2019 - 12/1/2041	9,541,536
10,164,084		4.500%, 11/1/2018 - 9/1/2040	10,978,582
6,907,019		5.000%, 7/1/2019 - 10/1/2039	7,620,189
5,188,750		5.500%, 8/1/2016 - 10/1/2039	5,778,837
3,090,875		6.000%, 7/1/2021 - 7/1/2037	3,476,624
245,967		7.500%, 1/1/2027 - 2/1/2031	292,296
		TOTAL	56,838,007
		Federal National Mortgage Association—40.2%
7,446,418		3.000%, 6/1/2027 - 8/1/2033	7,667,200
9,268,241		3.500%, 8/1/2020 - 8/1/2042	9,636,528
26,510,597		4.000%, 1/1/2025 - 4/1/2042	28,244,469
16,896,322	[1]	4.500%, 5/1/2018 - 7/1/2044	18,299,549
4,049,283		5.000%, 12/1/2017 - 7/1/2040	4,457,639
4,070,758		5.500%, 8/1/2019 - 4/1/2036	4,558,011
3,163,011		6.000%, 2/1/2026 - 10/1/2037	3,564,648
414,758		6.500%, 7/1/2029 - 8/1/2034	477,272
101,540		7.000%, 6/1/2016 - 2/1/2030	110,757
482		7.500%, 4/1/2015	490
8,149		8.000%, 12/1/2026	9,741
		TOTAL	77,026,304
		Government National Mortgage Association—6.9%
7,256,610		3.500%, 12/15/2040 - 11/15/2042	7,547,724
1,632,060		4.500%, 10/15/2039	1,783,791
2,432,342		5.000%, 1/15/2023 - 9/20/2039	2,692,112
701,599		5.500%, 11/20/2034 - 5/15/2038	789,946
87,521		7.000%, 9/15/2028 - 11/15/2031	103,358
183,953		8.000%, 10/15/2030 - 11/15/2030	223,146
		TOTAL	13,140,077
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $141,039,391)	147,004,388
		COLLATERALIZED MORTGAGE OBLIGATIONS—14.6%
		Federal Home Loan Mortgage Corporation—0.1%
114,358		REMIC 2497 NE, 5.000%, 9/15/2017	120,391
42,090		REMIC 3322 LA, 5.250%, 4/15/2017	42,511
		TOTAL	162,902
		Federal National Mortgage Association—0.4%
134,550		REMIC 1999-13 PH, 6.000%, 4/25/2029	151,989
30,684		REMIC 321 2, 6.500%, 4/1/2032	6,372
914,083		REMIC 356 23, 6.500%, 12/1/2034	184,559
1,036,342		REMIC 356 24, 6.500%, 9/1/2035	209,243
875,651		REMIC 368 27, 6.500%, 11/25/2035	169,580
		TOTAL	721,743
		Non-Agency Mortgage-Backed Securities—14.1%
1,185,970		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,191,542
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
1,109,291		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	$1,038,462
454,903		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	399,500
1,331,213	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,315,201
3,637,286	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,494,753
2,651,831	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,434,154
384,324		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	381,422
875,358		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	821,262
25,380	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	21,756
129,564	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	2,280
56,001		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	55,560
241,231		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	246,122
647,392		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	659,893
884,488		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	889,482
2,007,271		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,883,787
2,213,220		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,990,215
3,472,945		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,147,137
2,375,346		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,289,256
1,226,327	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,268,131
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,311,406
1,368,145		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,221,233
895,947		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	935,482
		TOTAL	26,998,036
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,462,167)	27,882,681
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.1%
99,677		2.465%, 7/1/2035	105,794
		Federal National Mortgage Association ARM—0.2%
192,279		2.425%, 2/1/2036	205,097
218,640		5.401%, 7/1/2034	227,776
		TOTAL	432,873
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $509,616)	538,667
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.4%
800,000	[2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	801,121
		Home Equity Loan—0.9%
1,750,000	[2,3]	Invitation Homes Trust 2014-SFR1, Class C, 2.252%, 6/17/2031	1,766,235
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,550,000)	2,567,356
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
		Agency Commercial Mortgage-Backed Securities—1.6%
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	3,031,544
		Non-Agency Commercial Mortgage-Backed Securities—2.2%
2,700,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.940%, 4/10/2046	2,676,583
1,500,000	[2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	1,513,664
		TOTAL	4,190,247
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,259,988)	7,221,791
2

Principal Amount			Value
		REPURCHASE AGREEMENT—5.9%
11,271,000	[5]	Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	$11,271,000
		TOTAL INVESTMENTS—102.7% (IDENTIFIED COST $192,092,162)[6]	196,485,883
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[7]	(5,087,854)
		TOTAL NET ASSETS—100%	$191,398,029
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Long Futures	50	$10,979,688	September 2014	$(5,968)
[8]United States Treasury Notes 10-Year Short Futures	85	$10,639,609	September 2014	$(5,504)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(11,472)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,555,234 and $5,114,164, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	All or a portion of this To Be Announced Security (TBAs) is subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $19,636,828, which represented 10.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2014, these liquid restricted securities amounted to $18,301,386, which represented 9.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$21,345	$21,756
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$4,047	$2,280
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,443	$ 1,311,406
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of this security is segregated pending dollar-roll transactions.
6	At June 30, 2014, the cost of investments for federal tax purposes was $192,092,162. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,393,721. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,712,270 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,318,549.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$147,004,388	$—	$147,004,388
Collateralized Mortgage Obligations	—	27,858,645	24,036	27,882,681
Adjustable Rate Mortgages	—	538,667	—	538,667
Asset-Backed Security	—	2,567,356	—	2,567,356
Commercial Mortgage-Backed Securities	—	7,221,791	—	7,221,791
Repurchase Agreement	—	11,271,000	—	11,271,000
TOTAL SECURITIES	$—	$196,461,847	$24,036	$196,485,883
OTHER FINANCIAL INSTRUMENTS*	$(11,472)	$—	$—	$(11,472)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association—0.3%
$1,776,830		FNMA ARM 544848, 2.441%, 4/01/2030	$1,816,327
2,272,795		FNMA ARM 544872, 2.766%, 7/01/2034	2,415,511
467,617		FNMA ARM 556379, 1.523%, 5/01/2040	477,807
2,213,875		FNMA ARM 618128, 1.951%, 8/01/2033	2,283,255
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,824,126)	6,992,900
		ASSET-BACKED SECURITIES—53.5%
		Auto Receivables—24.6%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,201,339
5,000,000	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	4,998,936
5,600,000		Ally Auto Receivables Trust Lease 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	5,625,017
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,066,103
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.502%, 6/15/2017	3,546,905
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.602%, 2/15/2018	10,027,319
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.672%, 9/15/2018	4,771,345
5,348,419	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	5,370,238
3,359,417	[1,2]	American Credit Acceptance Receivables Trust 2013-2, Class A, 1.32%, 2/15/2017	3,365,542
6,389,944		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,444,386
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,578,771
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,061,681
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,256,490
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,014,800
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,065,542
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,114,751
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,214,387
2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,662,706
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.552%, 9/15/2017	12,239,434
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,031,093
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,164,736
10,000,000		Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.583%, 11/20/2015	10,006,368
4,000,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	4,007,847
6,390,368		Carmax Auto Owner Trust 2013-3, Class A2, 0.59%, 8/15/2016	6,396,746
4,943,884	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.401%, 4/7/2024	4,983,198
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.701%, 5/7/2024	3,613,386
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.001%, 5/7/2024	2,509,547
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.151%, 1/7/2025	3,010,361
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.551%, 1/7/2025	4,004,733
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.951%, 1/7/2025	2,508,963
6,000,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.571%, 3/7/2026	6,002,734
3,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.951%, 3/7/2026	3,505,016
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.351%, 3/7/2026	1,742,497
2,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.701%, 3/7/2026	2,503,634
4,000,000	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	4,017,088
8,496,181	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	8,533,835
4,300,000	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	4,304,934
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,483,307

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	$4,745,907
23,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	23,034,395
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,529,635
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,028,066
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,225,558
22,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	22,021,466
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,116,999
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,527,956
8,900,000		Ford Credit Floorplan Master Owner 2013-1, Class A2, 0.532%, 1/15/2018	8,929,125
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,571,221
15,700,000	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.554%, 4/10/2028	15,706,567
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,134,085
8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,614,384
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,822,742
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,126,789
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,837,133
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,190,679
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,012,329
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,089,053
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,069,630
2,523,080	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.154%, 9/20/2016	2,524,341
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	5,432,604
4,175,715	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	4,176,971
2,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	2,529,954
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	5,013,692
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	10,034,045
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,019,344
7,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-BA, Class A, 0.422%, 11/15/2016	7,003,169
2,668,342	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	2,673,337
7,117,801	[1,2]	Motor 2013-1A, Class A1, 0.652%, 2/25/2021	7,129,581
23,649,600	[1,2]	Motor 2014-1A PLC, Class A1, 0.632%, 8/25/2021	23,687,629
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,554,356
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,504,384
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.452%, 2/15/2018	20,024,457
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1 A4, Class A4, 0.67%, 11/21/2018	18,388,816
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,528,801
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.402%, 3/14/2018	5,090,591
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.852%, 8/14/2018	4,025,236
4,080,654	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.052%, 5/14/2016	4,092,569
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.652%, 10/14/2018	13,731,799
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.702%, 2/14/2019	14,534,459
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	12,919,777
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,216,357
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,872,472
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,141,265
5,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,215,837
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,007,031
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,031,394
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.833%, 9/20/2016	13,015,457

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	$2,511,026
4,819,417		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.472%, 5/16/2016	4,824,059
18,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	18,195,185
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.502%, 2/15/2018	10,519,734
		TOTAL	679,459,163
		Credit Card—13.9%
3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	3,579,116
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.952%, 5/15/2020	25,388,084
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.852%, 2/16/2021	14,634,228
25,000,000		American Express Credit Account Master Trust 2014-1, Class B, 0.651%, 12/15/2021	25,069,225
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.852%, 2/15/2019	18,861,172
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.852%, 8/15/2019	3,139,688
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.532%, 6/15/2021	17,026,933
20,000,000		Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.531%, 1/18/2022	20,013,965
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.522%, 4/15/2021	15,007,366
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.391%, 2/7/2018	12,023,922
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.434%, 5/26/2020	15,481,715
12,750,000	[1,2]	Citibank Omni Master Trust 2009-A14, Class A14, 2.902%, 8/15/2018	12,789,373
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,165,137
2,820,000		CitibankCredit Card Issuance Trust 2005-C2, Class C2, 0.624%, 3/24/2017	2,818,170
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.602%, 4/15/2021	13,560,847
10,000,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.582%, 7/15/2021	10,034,032
15,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.602%, 5/15/2018	15,029,742
10,000,000		DryRock Issuance Trust 2014-1, Class A, 0.512%, 12/16/2019	10,041,262
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.605%, 7/17/2017	8,023,369
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,037,081
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.402%, 2/15/2018	14,454,636
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.582%, 9/15/2018	7,022,056
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.602%, 3/15/2021	20,509,383
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.852%, 2/15/2017	10,041,050
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,012,835
5,500,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	5,528,428
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,637,168
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	6,033,769
22,000,000	[1,2]	Penarth Master Issuer PLC, Class A1, 0.544%, 11/18/2017	22,056,320
13,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.902%, 9/15/2016	13,017,888
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.952%, 6/17/2019	8,089,808
		TOTAL	383,127,768
		Equipment Lease—4.9%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,689,597
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,116,600
4,621,177	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.334%, 8/18/2021	4,617,659
7,000,000	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	6,943,105
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,111,073
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,308,132
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,626,418
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,508,616
3,855,541		GE Equipment Midticket LLC, (Series 2013-1), Class A2, 0.64%, 3/22/2016	3,856,685
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,613,582

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	$4,838,159
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class A2, 0.59%, 8/24/2016	5,001,582
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class B, 1.67%, 10/25/2021	5,037,441
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,151,558
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,507,064
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,851,444
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,038,338
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,921,340
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,208,681
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,014,231
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,111,440
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,372,276
647,265	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	647,768
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,058,868
5,216,638	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	5,220,307
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,290,986
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,393,304
7,916,666	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	7,957,525
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,909,733
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,264,227
3,990,000	[1,2]	Volvo Financial Equipment LLC, (Series 2013-1), Class C, 1.62%, 8/17/2020	3,978,821
		TOTAL	135,166,560
		Home Equity Loan—0.4%
683,370		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.512%, 7/25/2035	677,488
6,425,098		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.332%, 2/25/2036	6,222,919
113,692		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.927%, 10/25/2033	115,499
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.892%, 8/25/2034	28,607
150,416		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.172%, 11/25/2034	130,374
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	11,633
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.812%, 2/25/2035	147,690
587,077	[1,2]	Quest Trust 2004—X1, Class A, 0.812%, 3/25/2034	567,232
2,017,027		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,035,329
93,105		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.752%, 8/25/2033	91,658
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	10,028,429
		Manufactured Housing—0.0%
44,882		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	45,215
25,163		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	25,206
31,599		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	31,098
		TOTAL	101,519
		Other—9.7%
14,442,783	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.461%, 6/14/2037	14,054,634
3,261,223	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.412%, 5/10/2032	3,236,492
3,776,927	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.029%, 2/25/2043	3,829,337
15,000,000	[1]	Carlyle Global Market Strategies, Class A, 2.176%, 10/15/2021	15,000,000
1,297,478		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.779%, 10/25/2021	1,299,118
698,437	[1,2]	GE Business Loan Trust 2004-1, Class A, 0.442%, 5/15/2032	673,984
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.723%, 2/20/2017	15,038,661
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.643%, 6/20/2017	9,028,312

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.593%, 10/20/2017	$2,508,887
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.853%, 10/20/2017	5,841,480
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.087%, 10/25/2025	7,021,700
7,709,326		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.70%, 10/25/2028	7,652,662
7,000,000		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	7,016,741
4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.852%, 10/17/2016	4,005,183
5,600,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.652%, 10/17/2016	5,605,416
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.702%, 2/15/2018	8,456,935
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.252%, 4/17/2017	10,023,035
9,500,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.752%, 2/15/2019	9,515,516
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.102%, 2/15/2019	6,013,207
15,806,481	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.402%, 5/16/2044	16,684,540
9,219,299		SLM Student Loan Trust 2011-1, Class A1, 0.672%, 3/25/2026	9,269,163
5,842,636		SLM Student Loan Trust 2011-2, Class A1, 0.752%, 11/25/2027	5,888,008
3,446,130	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.152%, 10/15/2024	3,470,434
4,407,932	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.552%, 8/15/2025	4,469,829
7,363,695	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.252%, 8/15/2023	7,444,937
6,797,073	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.902%, 10/16/2023	6,831,476
3,644,095		SLM Student Loan Trust 2013-1, Class A1, 0.302%, 2/27/2017	3,644,008
5,352,808		SLM Student Loan Trust 2013-3, Class A1, 0.352%, 11/27/2017	5,353,464
5,544,179		SLM Student Loan Trust 2013-5, Class A1, 0.412%, 5/25/2018	5,547,079
5,850,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.202%, 5/17/2027	5,897,106
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,706,456
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,589,851
17,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.552%, 10/15/2031	17,446,970
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.302%, 1/15/2026	7,658,775
4,286,434	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	4,297,411
933,755	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	951,442
1,838,643	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,875,113
6,262,687	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	6,338,478
2,053,614	[1,2]	Sierra Receivables Funding Co. LLC 2012-3A, Class A, 1.87%, 8/20/2029	2,070,638
2,245,616		South Texas Higher Education Authority, Class A1, 0.733%, 10/1/2020	2,245,616
		TOTAL	269,502,094
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,471,229,266)	1,477,385,533
		CORPORATE BONDS—26.5%
		Basic Industry - Chemicals—0.7%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,597,490
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,531,331
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	7,440,748
		TOTAL	18,569,569
		Basic Industry - Metals & Mining—0.8%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, (Series 144A), 1.178%, 4/15/2016	3,512,663
5,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	6,180,625
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	3,153,750
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.484%, 9/30/2016	1,001,488
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,189,956
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, (Series FRN), 1.072%, 6/17/2016	4,793,263
		TOTAL	22,831,745

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.1%
$2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	$2,532,835
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,369,745
		TOTAL	3,902,580
		Communications - Cable & Satellite—0.3%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,609,732
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,219,265
		TOTAL	6,828,997
		Communications - Media & Entertainment—0.9%
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,790,201
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,173,032
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, (Series MTN), 0.536%, 5/30/2019	10,024,950
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	5,006,455
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,014,415
		TOTAL	26,009,053
		Communications - Telecom Wireless—0.3%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.230%, 9/12/2016	8,687,516
		Communications - Telecom Wirelines—1.2%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.608%, 2/12/2016	6,019,620
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	3,008,712
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,874,520
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,367,136
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.002%, 6/17/2019	7,093,548
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.981%, 9/14/2018	3,886,525
		TOTAL	34,250,061
		Consumer Cyclical - Automotive—1.6%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.602%, 5/26/2016	6,028,698
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.730%, 10/7/2016	1,275,393
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	4,015,728
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.580%, 3/10/2017	7,012,075
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,090,924
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.934%, 9/26/2016	8,561,081
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	7,198,950
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.599%, 5/23/2017	5,009,210
		TOTAL	45,192,059
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,488,731
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,507,327
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,004,646
		TOTAL	4,511,973
		Consumer Non-Cyclical - Food/Beverage—2.1%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,681,925
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,328,502
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,012,886
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,031,461
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.745%, 2/1/2019	11,986,572
8,900,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	8,892,604
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,080,854
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,683,224

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, (Series 144A), 0.915%, 8/1/2018	$9,563,147
		TOTAL	58,261,175
		Consumer Non-Cyclical - Health Care—0.2%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,948,160
		Consumer Non-Cyclical - Tobacco—0.2%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,203,840
		Energy—Independent - 0.5%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note—Sr. Note, (Series FRN), 0.609%, 3/30/2016	5,554,410
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.248%, 7/18/2018	9,105,950
		TOTAL	14,660,360
		Energy - Integrated—2.0%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,161,290
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,222,785
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.864%, 9/26/2018	6,061,554
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,094,566
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,809,727
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.366%, 1/15/2019	9,975,000
10,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	10,475,000
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,022,530
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.514%, 5/15/2018	7,009,751
		TOTAL	55,832,203
		Energy - Midstream—0.2%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,408,968
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,958,004
		TOTAL	6,366,972
		Energy - Oil Field Services—0.4%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,851,313
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, (Series 144A), 0.780%, 9/12/2014	4,004,912
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,998,074
		TOTAL	10,854,299
		Financial Institution - Banking—7.0%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.818%, 5/22/2018	7,563,262
16,000,000		BB&T Corp., Sr. Unsecd. Note, (Series MTN), 0.885%, 2/1/2019	16,126,048
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.266%, 1/15/2019	3,548,860
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.050%, 3/22/2016	5,039,390
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,269,910
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.829%, 4/9/2018	10,076,320
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	7,644,832
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,766,538
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.023%, 4/1/2016	8,054,248
5,000,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	5,044,485
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, 0.736%, 11/18/2016	10,047,010
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	5,013,545
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.324%, 11/15/2018	5,073,660
7,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	7,080,738
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.530%, 6/23/2017	1,997,924
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,814,328
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,277,959
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, (Series FRN), 0.654%, 4/24/2017	6,759,396

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.676%, 4/23/2015	$5,011,985
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, (Series 1), 0.858%, 1/28/2019	7,894,078
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.079%, 1/24/2019	6,046,848
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.477%, 2/25/2016	2,764,202
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.684%, 5/13/2016	10,055,210
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.538%, 1/28/2016	4,507,592
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.601%, 3/8/2016	5,319,133
2,450,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 0.984%, 9/26/2016	2,475,884
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.154%, 6/26/2015	5,045,085
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,995,195
15,000,000		Westpac Banking Corp., Floating Rate Note, 0.965%, 7/30/2018	15,202,245
		TOTAL	192,515,910
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,052,480
		Financial Institution - Finance Companies—0.6%
5,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, 0.737%, 1/14/2019	5,052,600
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,126,810
		TOTAL	15,179,410
		Financial Institution - Insurance - Life—2.7%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,495,239
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.607%, 4/10/2017	22,063,470
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, (Series 144A), 0.576%, 5/23/2016	6,536,198
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, (Series 144A), 1.30%, 1/12/2015	10,050,560
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	6,009,420
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,017,070
12,650,000	1,2	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.597%, 5/27/2016	12,714,199
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.004%, 8/15/2018	11,024,717
		TOTAL	73,910,873
		Financial Institution - Insurance - P&C—0.4%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,035,790
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,976,624
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.924%, 8/15/2014	3,002,679
		TOTAL	12,015,093
		Technology—1.6%
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.523%, 5/6/2019	5,010,740
13,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.473%, 5/3/2018	13,763,461
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.727%, 3/1/2019	11,083,347
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,387,868
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,975,206
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 0.806%, 1/15/2019	8,073,376
		TOTAL	43,293,998
		Transportation - Airlines—0.2%
6,480,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	6,548,843
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.928%, 10/28/2016	9,036,189
		Transportation - Services—0.3%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,131,628
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,092,586
		TOTAL	8,224,214

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—1.0%
$6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 0.610%, 4/3/2017	$6,022,116
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,008,032
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,198,575
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,164,649
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,012,498
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,068,265
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,142,647
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,000,793
		TOTAL	28,617,575
		Utility - Natural Gas—0.3%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	7,019,950
		TOTAL CORPORATE BONDS (IDENTIFIED COST $725,259,145)	731,813,828
		MUNICIPAL BONDS—0.8%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,500,826
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.851% Bonds, 11/1/2017	10,024,700
		TOTAL	16,525,526
		University—0.2%
5,000,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.651% TOBs 7/1/2017	5,000,200
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,450,000)	21,525,726
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
537,498		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $568,236)	613,818
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.8%
		Commercial Mortgage—4.3%
772,342		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	772,669
8,000,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.905%, 6/15/2033	8,049,642
2,420,502	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,472,095
2,600,186		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,609,871
4,285,713		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,284,220
1,479,126	[1,2]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,461,334
4,849,714	[1,2]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,519,843
2,651,831	[1,2]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,434,154
2,719,934	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	2,831,258
1,133,667	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,157,806
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.652%, 12/15/2028	25,127,512
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.802%, 11/15/2045	25,001,110
4,883,392		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	4,879,138
1,429,188	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,447,137
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.940%, 4/10/2046	14,869,907
3,928,996		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	3,952,654
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.354%, 6/15/2045	5,170,597
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	8,072,875
		TOTAL	119,113,822
		Federal Home Loan Mortgage Corporation—1.6%
78,028		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.502%, 2/15/2018	78,281

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$4,589,997		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.552%, 6/15/2034	$4,611,011
1,419,319		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.452%, 4/15/2035	1,422,465
2,687,875		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.672%, 12/15/2035	2,717,158
1,008,378		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.612%, 2/15/2034	1,016,046
3,991,426		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.562%, 5/15/2036	4,012,162
1,459,815		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.532%, 5/15/2036	1,466,525
1,023,495		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.637%, 8/15/2035	1,031,504
288,926		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.552%, 7/15/2036	290,307
1,676,902		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.452%, 9/15/2036	1,679,379
1,865,413		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.552%, 7/15/2036	1,871,334
604,838		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.552%, 7/15/2036	608,843
1,546,940		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.602%, 7/15/2037	1,555,715
5,856,456		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.752%, 11/15/2037	5,920,586
4,061,889		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.572%, 11/15/2037	4,083,867
722,728		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.902%, 7/15/2036	734,490
1,599,621		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.062%, 7/15/2037	1,636,356
2,972,840		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	3,059,043
6,587,215		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.53%, 4/25/2020	6,593,536
		TOTAL	44,388,608
		Federal National Mortgage Association—0.8%
516,420		Federal National Mortgage Association REMIC 2002-77 FA, 1.154%, 12/18/2032	528,170
1,586,314		Federal National Mortgage Association REMIC 2006-119 CF, 0.452%, 12/25/2036	1,589,305
1,355,168		Federal National Mortgage Association REMIC 2006-44 FK, 0.582%, 6/25/2036	1,363,631
5,337,261		Federal National Mortgage Association REMIC 2006-61 FQ, 0.552%, 7/25/2036	5,361,544
1,328,754		Federal National Mortgage Association REMIC 2006-79 DF, 0.502%, 8/25/2036	1,334,512
3,137,564		Federal National Mortgage Association REMIC 2006-81 FB, 0.502%, 9/25/2036	3,150,437
2,608,780		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.372%, 2/25/2046	2,583,019
1,998,571		Federal National Mortgage Association REMIC 2007-88 FY, 0.612%, 9/25/2037	2,008,153
1,200,616		Federal National Mortgage Association REMIC 2007-97 FE, 0.602%, 7/25/2037	1,210,307
733,145		Federal National Mortgage Association REMIC 2008-69 FB, 1.152%, 6/25/2037	752,871
812,377		Federal National Mortgage Association REMIC 2009-42 FG, 0.952%, 5/25/2039	824,700
206,084		Federal National Mortgage Association REMIC 2009-63 FB, 0.652%, 8/25/2039	207,483
1,580,596		Federal National Mortgage Association REMIC 2009-69 F, 1.002%, 4/25/2037	1,614,694
		TOTAL	22,528,826
		Government Agency—0.5%
6,965,121	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	6,937,692
5,600,046		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.682%, 3/9/2021	5,611,975
1,878,224		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.602%, 1/8/2020	1,886,588
		TOTAL	14,436,255
		Government National Mortgage Association—1.4%
17,727,430		Government National Mortgage Association REMIC 2012-H31 FA, 0.502%, 11/20/2062	17,566,801
10,120,182		Government National Mortgage Association REMIC 2013-H16 FA, 0.692%, 7/20/2063	10,103,848
10,983,107		Government National Mortgage Association REMIC 2013-H17 FA, 0.702%, 7/20/2063	10,969,895
		TOTAL	38,640,544
		Non-Agency Mortgage—3.2%
10,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.926%, 5/17/2060	10,169,170
37,935		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.622%, 2/25/2033	37,823
293,825	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.581%, 2/3/2029	165,649
285,647		Chaseflex Trust 2006-1, Class A2A, 5.137%, 6/25/2036	284,451

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$400,052		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.701%, 11/20/2035	$11,211
4,735,440	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.628%, 10/18/2054	4,737,812
3,645,263	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.626%, 10/18/2054	3,688,077
741,507	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.577%, 10/15/2054	741,794
435,008		Impac CMB Trust 2004-7, Class 1A2, 1.072%, 11/25/2034	399,195
621,236		Impac CMB Trust 2004-9, Class 1A2, 1.032%, 1/25/2035	513,332
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.422%, 2/25/2037	595,070
8,594,911	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.628%, 12/22/2054	8,722,296
16,000,000	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.728%, 12/22/2054	15,976,016
1,277,842		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.852%, 11/15/2031	1,282,548
367,090		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	374,533
647,392		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	659,893
972,937		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	978,430
2,924,500		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,744,591
5,936,100		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,359,631
12,359,085		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	11,685,909
9,358,862		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	8,665,468
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.778%, 1/21/2055	1,514,654
3,611,634	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	3,621,100
1,187,025		Washington Mutual 2006-AR1, Class 2A1B, 1.193%, 1/25/2046	1,111,037
1,619,292		Washington Mutual 2006-AR15, Class 1A, 0.963%, 11/25/2046	1,405,869
869,845		Washington Mutual 2006-AR17, Class 1A, 0.943%, 12/25/2046	727,538
238,734		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.631%, 7/25/2034	246,224
		TOTAL	86,419,321
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $331,386,615)	325,527,376
		INVESTMENT COMPANIES—6.4%[4]
193,029		Emerging Markets Fixed Income Core Fund	6,911,607
4,463,543		Federated Bank Loan Core Fund	45,617,410
765,733		Federated Mortgage Core Portfolio	7,596,074
69,898,798	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	69,898,798
675,216		Federated Project and Trade Finance Core Fund	6,495,578
5,955,453		High Yield Bond Portfolio	40,080,199
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $172,762,975)	176,599,666
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,729,480,363)[6]	2,740,458,847
		OTHER ASSETS AND LIABILITIES—NET-0.7%[7]	20,533,117
		TOTAL NET ASSETS—100%	$2,760,991,964
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes 2-Year Short Futures	1,000	$219,593,750	September 2014	$60,250
[8]United States Treasury Notes 5-Year Short Futures	500	$59,730,469	September 2014	$(1,369)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$58,881
The average notional value of short futures contracts held by the Fund throughout the period was $292,157,813. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At June 30, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Goldman Sachs and Co.	Total
Reference Entity	Series 19 High Yield CDX Index	Series 21 Leveraged Loan CDSI Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 6/30/2014[9]	2.86%	2.46%
Notional Amount	$11,880,000	$26,730,000
Market Value	$1,090,592	$1,311,454	$2,402,046
Upfront Premiums Paid	$278,437	$1,269,675	$1,548,112
Unrealized Appreciation	$812,155	$41,779	$ 853,934
The average notional amount of credit default swap contracts held by the Fund throughout the period was $38,922,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $1,096,992,816, which represented 39.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2014, these liquid restricted securities amounted to $1,081,815,534, which represented 39.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.176%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC (Series 1999-3), Class B1, 6.581%, 2/3/2029	7/9/1999	$ 240,523	$ 165,649
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 108,887	$ 11,633
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	At June 30, 2014, the cost of investments for federal tax purposes was $2,729,480,363. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts and (c) swap contracts was $10,978,484. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,264,386 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,285,902.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Certain Investment Companies	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$6,992,900	$—	$6,992,900
Asset-Backed Securities	—	1,462,373,900	15,011,633	1,477,385,533
Corporate Bonds	—	731,813,828	—	731,813,828
Municipal Bonds	—	21,525,726	—	21,525,726
Mortgage-Backed Security	—	613,818	—	613,818
Collateralized Mortgage Obligations	—	325,527,376	—	325,527,376
Investment Companies[1]	170,104,088	6,495,578	—	176,599,666
TOTAL SECURITIES	$170,104,088	$2,555,343,126	$15,011,633	$2,740,458,847
OTHER FINANCIAL INSTRUMENTS[2]	$58,881	$2,402,046	$—	$2,460,927
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014